CONDENSED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2024 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 34,263,371
Prepaid expenses and other current assets	1,635,818
Total current assets	35,899,189
Property, plant & equipment, net	910,131
Operating lease right-of-use asset	454,166
Other long-term assets	29,780
TOTAL ASSETS	37,293,266
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	8,304,311
Warrant liability	11,929,242
Lease liability, current	80,821
Total current liabilities	20,314,374
Long-term lease liability, net of current portion	431,929
TOTAL LIABILITIES	20,746,303
COMMITMENTS AND CONTINGENCIES (Note 7)
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, $0.00001 par value; 170,000,000 shares authorized; 40,566,534 and 20,744,110 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	406
Additional paid-in capital	246,536,080
Accumulated deficit	(244,987,090)
Total stockholders' equity (deficit)	15,164,940
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	37,293,266
Series D preferred stock
MEZZANINE EQUITY:
Series D preferred stock, 111.11 shares authorized, issued and outstanding as of September 30, 2024 and December 31, 2023	1,382,023
Series E-2 Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock	2,188,434
Series E-3 preferred stock
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock	4,369,317
Series E-4 preferred stock
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock	$ 7,057,793